Guarantee liabilities	12 Months Ended
Dec. 31, 2019
Guarantee liabilities
Guarantee liabilities

19.  Guarantee liabilities

The movement of guarantee liabilities is as follows:

	2018	2019
	RMB	RMB

Balance as of January 1	—	107,614
Fair value of guarantee liabilities upon the inception of new guarantees	119,672	217,638
Guarantee settled	(9,596)	(82,754)
Gains from guarantee liabilities	(2,462)	(34,782)

Balance as of December 31	107,614	207,716

The terms of the guarantee range from 1 year to 5 years, as of December 31, 2018 and 2019.